Document And Entity Information	Oct. 01, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2021
Entity Registrant Name	Inari Medical, Inc.
Entity Central Index Key	0001531048
Entity Emerging Growth Company	true
Entity File Number	001-39293
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-2902923
Entity Address, Address Line One	6001 Oak Canyon, Suite 100
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(877)
Local Phone Number	923-4747
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	NARI
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	9 Parker, suite 100
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618